Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Schedule of inventories

	December 31,
	2023	2022
Raw materials	9,058	1,855
Work in progress	4,677	937
Finished goods	6,693	855
Total	20,428	3,647